Related Party Transactions	12 Months Ended
Dec. 31, 2021
Disclosure of related party [text block] [Abstract]
Related party transactions

29. Related party transactions

29.1 Key management personnel

The Directors are considered to be key management personnel of the Group. The amounts disclosed in the table are the amounts recognized as an expense during the year related to key management personnel.

	Year ended December 31 2021	Year ended December 31 2020	Year ended December 31 2019
	£’000	£’000	£’000
Short-term employee benefits	826	631	470
Post-employment pension benefits	50	23	16
Share-based payment transactions	14,926	—	—
Total compensation paid to key management personnel	15,802	654	486

29.2 Other related party transactions

No other reportable related party transactions occurred during the year ended December 31, 2021 (2020: nil, 2019: nil).